UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 38.5%

	Face Amount	Value

COMMUNICATION SERVICES — 4.4%
21st Century Fox America
6.900%, 08/15/39	$40,000	$53,472
6.150%, 03/01/37	30,000	37,169
AT&T
6.000%, 11/15/34	20,000	20,350
4.300%, 02/15/30	140,000	138,723
CBS
3.700%, 08/15/24	105,000	103,359
Charter Communications Operating
6.384%, 10/23/35	100,000	106,781
4.908%, 07/23/25	200,000	205,609
Comcast
4.600%, 10/15/38	65,000	67,187
3.417%, VAR ICE LIBOR USD 3 Month+0.630%, 04/15/24	85,000	83,802
Deutsche Telekom International Finance BV
8.750%, 06/15/30	20,000	26,885
Discovery Communications
6.350%, 06/01/40	45,000	48,150
5.625%, 08/15/19	19,000	19,232
Nokia
6.625%, 05/15/39	125,000	130,000
3.375%, 06/12/22	65,000	63,944
Sky
3.750%, 09/16/24 (A)	200,000	203,985
Sprint Communications
6.000%, 11/15/22	75,000	75,844
Sprint Spectrum
3.360%, 09/20/21 (A)	137,500	136,744
Verizon Communications
4.672%, 03/15/55	80,000	77,136
3.500%, 11/01/24	90,000	90,830
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	145,000	139,753

		1,828,955

CONSUMER DISCRETIONARY — 4.2%
Amazon.com
5.200%, 12/03/25	70,000	78,821

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Anheuser-Busch InBev Finance
3.300%, 02/01/23	$90,000	$89,792
Anheuser-Busch InBev Worldwide
5.800%, 01/23/59	90,000	94,597
5.450%, 01/23/39	105,000	109,704
4.750%, 01/23/29	215,000	223,130
4.150%, 01/23/25	115,000	118,112
AutoNation
3.800%, 11/15/27	5,000	4,467
Bayer US Finance
3.375%, 10/08/24 (A)	30,000	28,774
BMW US Capital
3.450%, 04/12/23 (A)	140,000	141,125
Enterprise Development Authority
12.000%, 07/15/24 (A)	100,000	94,250
General Motors
4.875%, 10/02/23	175,000	177,471
General Motors Financial
3.450%, 04/10/22	25,000	24,443
Kohl’s
5.550%, 07/17/45	95,000	88,272
Land O’ Lakes
7.250%, 12/29/49 (A)	65,000	63,862
6.000%, 11/15/22 (A)	60,000	61,403
Newell Brands
5.000%, 11/15/23	120,000	121,787
NVR
3.950%, 09/15/22	65,000	64,872
QVC
4.375%, 03/15/23	80,000	79,750
Warner Media
4.750%, 03/29/21	90,000	92,875

		1,757,507

CONSUMER STAPLES — 1.1%
Altria Group
10.200%, 02/06/39	40,000	57,821
9.250%, 08/06/19	58,000	59,828
Constellation Brands
4.400%, 11/15/25	45,000	46,376

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Keurig Dr Pepper
4.057%, 05/25/23 (A)	$30,000	$30,303
Kraft Heinz Foods
4.875%, 02/15/25 (A)	215,000	219,301
Reynolds American
8.125%, 05/01/40	45,000	51,849
6.875%, 05/01/20	30,000	31,273

		496,751

ENERGY — 6.0%
BP Capital Markets America
3.796%, 09/21/25	110,000	113,345
Canadian Oil Sands
7.750%, 05/15/19 (A)	20,000	20,226
4.500%, 04/01/22 (A)	30,000	30,008
Cenovus Energy
6.750%, 11/15/39	10,000	10,560
4.250%, 04/15/27	175,000	167,560
Cimarex Energy
4.375%, 06/01/24	70,000	70,963
Devon Financing
7.875%, 09/30/31	55,000	68,959
Energy Transfer Operating
6.050%, 06/01/41	105,000	107,265
5.250%, 04/15/29	285,000	295,017
4.500%, 04/15/24	65,000	66,211
Eni
4.000%, 09/12/23 (A)	200,000	201,731
EnLink Midstream Partners
5.450%, 06/01/47	10,000	8,575
5.050%, 04/01/45	140,000	115,150
EQM Midstream Partners
6.500%, 07/15/48	50,000	50,832
5.500%, 07/15/28	125,000	125,313
Hess
6.000%, 01/15/40	50,000	49,054
MPLX
5.500%, 02/15/49	40,000	41,132
5.200%, 03/01/47	60,000	58,757
4.800%, 02/15/29	65,000	66,437
4.500%, 04/15/38	70,000	64,257

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
National Oilwell Varco
2.600%, 12/01/22	$110,000	$105,380
NGPL PipeCo
4.375%, 08/15/22 (A)	20,000	20,167
Petroleos Mexicanos MTN
6.750%, 09/21/47	50,000	43,575
4.625%, 09/21/23	95,000	89,859
Sabine Pass Liquefaction
5.750%, 05/15/24	100,000	107,504
5.000%, 03/15/27	10,000	10,337
Sunoco Logistics Partners Operations
5.400%, 10/01/47	25,000	23,612
Tennessee Gas Pipeline
8.375%, 06/15/32	75,000	94,597
Williams
5.800%, 11/15/43	25,000	26,506
4.550%, 06/24/24	150,000	154,871

		2,407,760

FINANCIALS — 11.3%
American Express
3.700%, 08/03/23	75,000	76,127
2.200%, 10/30/20	85,000	83,990
Anheuser-Busch InBev Finance
2.650%, 02/01/21	35,000	34,856
Apollo Management Holdings
5.000%, 03/15/48 (A)	75,000	72,616
4.400%, 05/27/26 (A)	70,000	70,696
4.000%, 05/30/24 (A)	10,000	9,931
Athene Global Funding
2.750%, 04/20/20 (A)	80,000	79,320
Athene Holding
4.125%, 01/12/28	90,000	84,034
AXA Equitable Holdings
3.900%, 04/20/23	75,000	75,020
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	65,000	63,219
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	110,000	108,358
Bank of America
MTN 4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	20,000	20,608

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	$15,000	$15,061
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	200,000	197,872
BAT Capital
3.557%, 08/15/27	115,000	105,217
Bayer US Finance II
4.375%, 12/15/28 (A)	200,000	196,197
BGC Partners
5.375%, 07/24/23	65,000	66,186
Braskem Netherlands Finance BV
4.500%, 01/10/28 (A)	200,000	194,750
Brighthouse Financial
3.700%, 06/22/27	65,000	56,843
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	165,000	167,039
Carlyle Holdings II Finance
5.625%, 03/30/43 (A)	10,000	9,885
Citigroup
8.125%, 07/15/39	50,000	72,913
4.650%, 07/23/48	65,000	67,579
Citigroup Capital III
7.625%, 12/01/36	15,000	18,848
Credit Suisse Group
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/31/49 (A)	40,000	39,547
Discover Bank
4.650%, 09/13/28	250,000	253,115
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (A)	65,000	60,930
Fifth Third Bancorp
3.650%, 01/25/24	75,000	75,572
Fifth Third Bank
2.875%, 10/01/21	130,000	128,892
Goldman Sachs Group
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	35,000	35,152
3.786%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	14,652
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	110,000	106,806
Goldman Sachs Group MTN
4.515%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	105,000	105,355
HSBC Bank
7.650%, 05/01/25	75,000	88,568

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
HSBC Bank USA, NY
5.875%, 11/01/34	$20,000	$23,302
ING Bank
5.800%, 09/25/23 (A)	235,000	248,857
JBS Investments GmbH
6.250%, 02/05/23 (A)	200,000	201,000
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/29	55,000	57,619
3.875%, 09/10/24	115,000	116,618
KKR Group Finance III
5.125%, 06/01/44 (A)	85,000	84,989
Mercury General
4.400%, 03/15/27	10,000	9,792
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	70,000	72,728
4.179%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/23	80,000	81,022
3.750%, 02/25/23	40,000	40,652
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (A)	15,000	15,231
Royal Bank of Scotland Group
3.875%, 09/12/23	200,000	196,458
Santander Holdings USA
4.450%, 12/03/21	125,000	127,094
SunTrust Bank
4.050%, 11/03/25	80,000	82,109
Toronto-Dominion Bank MTN
2.125%, 04/07/21	110,000	108,233
Validus Holdings
8.875%, 01/26/40	25,000	36,585
Wells Fargo
3.069%, 01/24/23	85,000	84,536
Wells Fargo MTN
4.750%, 12/07/46	20,000	20,505
4.150%, 01/24/29	85,000	87,292

		4,550,376

HEALTH CARE — 4.7%
AbbVie
2.500%, 05/14/20	105,000	104,374
Anthem
2.500%, 11/21/20	140,000	138,584

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
AstraZeneca
2.375%, 11/16/20	$75,000	$74,148
2.375%, 06/12/22	110,000	106,908
Celgene
3.900%, 02/20/28	65,000	64,429
Cigna
4.800%, 08/15/38 (A)	45,000	45,923
4.375%, 10/15/28 (A)	105,000	107,817
3.200%, 09/17/20 (A)	65,000	65,081
Cigna Holding
3.050%, 10/15/27	15,000	13,895
CVS Health
5.050%, 03/25/48	90,000	92,389
4.780%, 03/25/38	65,000	65,063
4.300%, 03/25/28	20,000	20,278
4.100%, 03/25/25	280,000	285,075
3.700%, 03/09/23	100,000	100,865
Gilead Sciences
2.550%, 09/01/20	170,000	169,037
Mylan
3.950%, 06/15/26	110,000	103,913
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	135,000	133,950
Takeda Pharmaceutical
4.400%, 11/26/23 (A)	210,000	216,197

		1,907,926

INDUSTRIALS — 2.0%
AerCap Ireland Capital DAC
5.000%, 10/01/21	190,000	194,019
EI du Pont de Nemours
3.266%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/20	80,000	80,226
Equifax
3.950%, 06/15/23	130,000	130,792
GE Capital International Funding Unlimited Co
4.418%, 11/15/35	200,000	178,517
General Electric MTN
5.875%, 01/14/38	40,000	40,414
United Airlines Pass-Through Trust, Ser 2018-1
4.600%, 03/01/26	20,000	20,001

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
United Technologies
3.950%, 08/16/25	$65,000	$66,504
3.650%, 08/16/23	135,000	137,013

		847,486

INFORMATION TECHNOLOGY — 1.0%
Avnet
4.875%, 12/01/22	90,000	92,055
Dell International
8.350%, 07/15/46 (A)	145,000	170,817
Marvell Technology Group
4.200%, 06/22/23	80,000	79,883
QUALCOMM
2.600%, 01/30/23	100,000	97,523

		440,278

MATERIALS — 1.8%
Blue Cube Spinco
10.000%, 10/15/25	185,000	211,362
Braskem Finance
6.450%, 02/03/24	60,000	65,010
CF Industries
5.375%, 03/15/44	175,000	152,084
Freeport-McMoRan
5.450%, 03/15/43	245,000	210,700
New Gold
6.250%, 11/15/22 (A)	110,000	101,475
WestRock MWV
7.375%, 09/01/19	20,000	20,478

		761,109

REAL ESTATE — 0.8%
CubeSmart
4.375%, 02/15/29	40,000	40,069
ERP Operating
4.150%, 12/01/28	70,000	72,488
MPT Operating Partnership
5.500%, 05/01/24	35,000	35,700
Newmark Group
6.125%, 11/15/23 (A)	100,000	99,784

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — continued
Office Properties Income Trust
4.250%, 05/15/24	$75,000	$71,003

		319,044

UTILITIES — 1.2%
CenterPoint Energy
3.600%, 11/01/21	70,000	70,575
Evergy
5.292%, 06/15/22	115,000	119,839
Exelon
2.850%, 06/15/20	105,000	104,408
Public Service of Colorado
2.250%, 09/15/22	110,000	106,900
South Carolina Electric & Gas
3.500%, 08/15/21	40,000	40,514

		442,236

TOTAL CORPORATE OBLIGATIONS (Cost $15,589,243)		15,759,428

MORTGAGE-BACKED SECURITIES — 33.3%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.3%
FHLMC
5.500%, 06/01/41	8,377	9,061
4.500%, 05/01/48	441,720	460,067
4.000%, 08/01/44 to 09/01/48	556,792	571,510
3.500%, 08/01/30 to 11/01/48	1,100,032	1,110,998
3.000%, 12/01/47	107,667	105,855

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.258%, 08/25/22 (B)	1,574,194	58,706

FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
3.203%, VAR LIBOR USD 1 Month+0.700%, 09/25/22	4,678	4,688

FHLMC Multifamily Structured Pass-Through Certificates, Ser KF52, Cl A
2.923%, VAR LIBOR USD 1 Month+0.420%, 09/25/28	15,000	14,963

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ17, Cl A2
2.982%, 11/25/25	$35,000	$34,744

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	205,000	201,668

FHLMC, Ser 2003-2725, Cl TA
4.500%, 12/15/33	5,000	5,389

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	16,575	18,518

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	62,350	66,236

FHLMC, Ser 2010-3653, Cl B
4.500%, 04/15/30	75,925	79,969

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	98,792	97,558

FHLMC, Ser 2018-4793, Cl CM
3.000%, 05/15/48	104,990	102,520

FNMA
6.000%, 09/01/39	1,596	1,749
5.500%, 04/01/36 to 07/01/40	41,472	44,978
5.000%, 02/01/31 to 07/01/48	153,813	162,037
4.500%, 04/01/35 to 08/01/48	208,413	219,142
4.000%, 06/01/42 to 08/01/48	1,140,806	1,171,936
3.500%, 07/01/30 to 09/01/47	511,388	515,408
3.130%, 07/01/25	56,282	57,044
3.040%, 01/01/28	165,000	160,189
3.000%, 11/01/46 to 04/01/47	1,355,494	1,331,977
2.550%, 07/01/26	119,517	113,648

FNMA TBA
5.000%, 02/01/38	155,000	163,054
4.500%, 02/01/34	390,000	405,341
4.000%, 02/01/39	570,000	583,448
3.500%, 02/01/41 to 02/25/41	1,885,000	1,903,376
3.000%, 02/01/26 to 02/25/43	345,000	341,485

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	$2,545	$2,911

FNMA, Ser 2004-W12, Cl 1A1
6.000%, VAR LIBOR USD 1 Month+0.000%, 07/25/44	18,027	20,145

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	9,341	9,971

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	41,843	47,401

GNMA
5.500%, 07/20/43 to 09/20/43	10,850	11,743
5.287%, 05/20/60 (B)	16,712	16,836
4.603%, 06/20/62 (B)	36,282	36,489
4.553%, 12/20/66 (B)	156,475	167,600
4.506%, 01/20/67 (B)	67,143	72,001
4.500%, 03/15/42	118,976	124,885

GNMA, Ser 2010-H14, Cl BI, IO
1.299%, 07/20/60 (B)	302,759	5,592

GNMA, Ser 2017-H16, Cl PT
4.608%, 05/20/66 (B)	9,631	9,718

GNMA, Ser 2018-H04, Cl FJ
2.600%, VAR ICE LIBOR USD 12 Month+0.040%, 03/20/68	126,229	124,931

GNMA, Ser 2018-H13, Cl DF
2.850%, VAR ICE LIBOR USD 12 Month+0.020%, 07/20/68	383,314	379,112

		11,146,597

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.0%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
3.389%, VAR LIBOR USD 1 Month+0.880%, 09/15/34 (A)	100,000	99,373

Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl AM
5.416%, 01/15/49 (A)	73,332	73,511

Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl AS
3.748%, 02/15/50	35,000	34,993

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
3.065%, VAR LIBOR USD 1 Month+0.555%, 01/25/35 (A)	26,280	25,925

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Benchmark Mortgage Trust, Ser 2018-B8, Cl A5
4.232%, 01/15/52	$55,000	$58,061

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
4.363%, VAR LIBOR USD 1 Month+1.854%, 11/15/31 (A)	19,015	19,017

COMM Mortgage Trust, Ser 2013-CR12, Cl A2
2.904%, 10/10/46	2,806	2,802

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	30,000	30,468

COMM Mortgage Trust, Ser 2015-CCRE26, Cl A4
3.630%, 10/10/48	175,000	177,642

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 03/15/25	125,000	125,585

CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	15,604	14,264

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (A)	100,000	103,047

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (A)(B)	100,000	100,620

Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.637%, 06/27/37 (A)(B)	17,553	17,707

First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
4.097%, 04/25/35 (B)	5,525	5,583

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.630%, 07/25/46 (A)(B)	25,000	24,571

FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/28 (B)	99,888	99,217

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A)(B)	69,799	69,635

GE Commercial Mortgage Series Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (B)	40,967	36,870

GS Mortgage Securities II, Ser 2018-GS10, Cl A5
4.155%, 07/10/51 (B)	25,000	26,166

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.780%, 08/10/45 (B)	$22,147	$22,227

GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/48	40,000	40,338

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (B)	10,000	10,191

JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl ASB
3.017%, 02/15/48	100,000	99,689

JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	50,415

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (B)	919	931

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	30,706	30,722

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL6, Cl B
4.789%, VAR LIBOR USD 1 Month+2.280%, 11/15/31 (A)	89,747	89,832

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A)(B)	25,000	25,249

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl AFX
4.248%, 07/05/33	25,000	26,032

JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
4.339%, 07/25/35 (B)	7,272	7,295

LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (B)	5,874	5,914

Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
2.720%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/36	8,974	8,575

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.881%, 02/15/47 (B)	35,000	36,127

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.350%, 05/15/48 (B)	$25,000	$24,282

MortgageIT Trust, Ser 2005-1, Cl 1A1
3.150%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	6,366	6,330

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A)(B)	50,000	48,738

NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
3.220%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	17,394	17,152

Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (A)	338,204	337,002

Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	3,152	3,144

Seasoned Loans Structured Transaction, Ser 2018-2, Cl A1
3.500%, 11/25/28	132,966	133,674

Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl C
5.009%, VAR LIBOR USD 1 Month+2.500%, 06/15/29 (A)	46,000	46,042

Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl AS
3.367%, 10/15/49	170,000	164,338

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.344%, 03/15/48 (B)	50,000	50,731

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/46	590	589

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (B)	30,000	30,739

		2,461,355

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,585,781)		13,607,952

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — 13.3%

	Face Amount	Value
U.S. Treasury Bonds
3.375%, 11/15/48	$40,000	$42,900
3.125%, 05/15/48	150,000	153,299
3.000%, 08/15/48	1,350,000	1,346,572
U.S. Treasury Notes
3.125%, 11/15/28	2,020,000	2,104,745
2.875%, 11/30/25	680,000	694,928
2.625%, 12/31/23 to 12/31/25	600,000	604,231
2.500%, 01/15/22	480,000	480,825

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,342,051)		5,427,500

ASSET-BACKED SECURITIES — 12.1%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	25,000	27,085
A10 Term Asset Financing, Ser 2017-1A, Cl A1FX
2.340%, 03/15/36 (A)	87,520	87,421
AccessLex Institute, Ser 2003-A
3.610%, 07/01/38 (B)	16,806	16,758
AccessLex Institute, Ser 2003-A, Cl A3
3.610%, VAR H15T3M+1.200%, 07/01/38	10,756	10,566
AccessLex Institute, Ser 2006-1, Cl B
3.139%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	28,979	28,131
AccessLex Institute, Ser 2007-A, Cl A3
2.989%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	57,039	56,362
American Tower Trust #1, Ser 2013-13, Cl 2A
3.070%, 03/15/48 (A)	20,000	19,738
Ascentium Equipment Receivables Trust, Ser 2018-1A, Cl A3
3.210%, 09/11/23 (A)	30,000	30,076
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/32 (A)(B)	100,000	101,545
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl C
4.830%, 11/20/22 (A)	165,000	168,032
BSPRT Issuer, Ser 2018-FL4, Cl A
3.559%, VAR ICE LIBOR USD 1 Month+1.050%, 09/15/35 (A)	100,000	98,321
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/20	7,914	7,900
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/45 (A)	353,274	353,209

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	$100,000	$101,599
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	44,016	43,585
Dryden 61 CLO, Ser 2018-61A, Cl A1
3.597%, VAR ICE LIBOR USD 3 Month+1.160%, 01/17/32 (A)	250,000	248,624
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	195,918	194,563
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/27 (A)(B)	57,531	57,398
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/28 (A)(B)	365,000	357,835
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/22 (A)	100,000	100,118
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (A)	152,070	149,822
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	179,998	180,992
Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
5.947%, 06/11/42 (B)	121,848	128,389
Morgan Stanley Dean Witter Capital I Trust, Ser 2001-TOP3, Cl E
7.613%, 07/15/33 (A)(B)	35,736	37,527
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/27 (A)(B)	34,115	34,009
OBX Trust, Ser 2018-1, Cl A2
3.160%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/57 (A)	71,905	71,389
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/48 (A)(B)	400,000	401,433
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/28 (A)(B)	177,759	177,767
Seasoned Loans Structured Transaction Trust, Ser 2018-1, Cl A1
3.500%, 06/25/28	94,301	94,782
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
3.118%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	21,553	21,405
Sofi Consumer Loan Program Trust, Ser 2017-3, Cl A
2.770%, 05/25/26 (A)	73,713	73,176
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/26 (A)	100,000	99,126
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl C
4.020%, 11/25/26 (A)	115,000	114,507

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/27 (A)	$364,885	$363,977
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/27 (A)	150,000	149,748
SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (A)	150,199	149,302
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/33 (A)	300,955	294,380
South Carolina Student Loan, Ser 2015-A, Cl A
4.010%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	61,723	61,978
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (B)	90,086	88,876
U.S. Small Business Administration, Ser 2018-20K, Cl 1
3.870%, 11/01/38	70,000	72,851
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
4.310%, VAR LIBOR USD 1 Month+1.800%, 10/25/46	79,805	80,435

TOTAL ASSET-BACKED SECURITIES (Cost $4,944,278)		4,954,737

U.S. GOVERNMENT AGENCY OBLIGATION — 11.2%

FHLB DN
2.365%, 02/13/19(C)	4,595,000	4,591,338

(Cost $4,591,385)		4,591,338

SOVEREIGN DEBT — 0.5%

Colombia Government International Bond
5.200%, 05/15/49	200,000	206,900

(Cost $199,409)		206,900

LOAN PARTICIPATIONS — 0.2%

MacDermid, Term Loan, 1st Lien
4.273%, VAR LIBOR+3.000%, 06/07/23	20,361	20,323
Marriott Ownership Resorts, Term Loan B
4.749%, 08/08/25	17,500	17,358
SS&C Technologies Holdings, Term B-3 Loan, 1st Lien
4.749%, 04/16/25 (B)	25,000	24,476

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Sunguard Availability Services Capital, Term Loan
0.370%, 10/01/22	$31,277	$29,244

TOTAL LOAN PARTICIPATIONS (Cost $93,629)		91,401

MUNICIPAL BONDS — 0.2%

GEORGIA — 0.2%
Municipal Electric Authority of Georgia, Ser 2010-A, RB
7.055%, 04/01/57	40,000	44,838
6.637%, 04/01/57	30,000	32,016

TOTAL MUNICIPAL BONDS (Cost $86,778)		76,854

TOTAL INVESTMENTS — 109.3% (Cost $44,432,554)		$44,716,110

Open futures contracts held by the Fund at January 31, 2019 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	8	Mar-2019	$953,097	$979,750	$26,653

Percentages are based on Net Assets of $40,885,625.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2019 was $8,333,940 and represents 20.4% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$15,759,428	$—	$15,759,428
Mortgage-Backed Securities	—	13,607,952	—	13,607,952
U.S. Treasury Obligations	—	5,427,500	—	5,427,500
Asset-Backed Securities	—	4,954,737	—	4,954,737
U.S. Government Agency Obligation	—	4,591,338	—	4,591,338
Sovereign Debt	—	206,900	—	206,900
Loan Participations	—	91,401	—	91,401
Municipal Bonds	—	76,854	—	76,854

Total Investments in Securities	$—	$44,716,110	$—	$44,716,110

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$26,653	$–	$–	$26,653

Total Other Financial Instruments	$26,653	$–	$–	$26,653

* Futures are valued at the unrealized appreciation on the instrument.

Amounts designated as “—“ are $0.

For the period ended January 31, 2019 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND JANUARY 31, 2019 (Unaudited)

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019